MERRILL LYNCH
                                                              SPECIAL VALUE
                                                              FUND, INC.

                                [GRAPHIC OMITTED]

                                                     STRATEGIC
                                                              Performance

                                                              Quarterly Report
                                                              December 31, 1998

MERRILL LYNCH SPECIAL VALUE FUND, INC.

DEAR SHAREHOLDER

During the quarter ended December 31, 1998, Merrill Lynch Special Value Fund, Inc. performed in line with the Russell 2000 Index. Total returns for the Fund's Class A, Class B, Class C and Class D Shares were +16.36%, +16.04%, +16.07%, and +16.28%, respectively, compared to the total return of +16.31% for the unmanaged Russell 2000 Index. (Fund results shown do not reflect sales charges, and would be lower if sales charges were included. Complete performance information can be found on pages 3 and 4 of this report to shareholders.)

Portfolio Matters

After declining sharply through the end of September, the Russell 2000 Index of small-capitalization stocks recovered sharply in the final weeks of 1998. The Index bottomed on October 8, 1998, then rose 36% from its low. Merrill Lynch Special Value Fund, Inc.'s performance paralleled the benchmark Russell 2000 Index for the three months ended December 31, 1998. Although the Fund declined early in the fourth quarter, it rallied decisively in the final weeks of the year. However, the small-cap rally in the fourth quarter did not fully erase the year's overall decline. Total returns for the Fund's Class A, Class B, Class C and Class D Shares were -5.58%, -6.55%, -6.55% and -5.79%, respectively, for the 12-month period ended December 31, 1998.

Individual stocks that contributed most to the Fund's results in the December quarter included some of the same issues that most hindered performance in the previous quarter. The shares of Structural Dynamics Research Corporation, a provider of design automation tools to the auto and aerospace industries, declined sharply in the September quarter following the launch of a new product by the company's primary competitor. We increased the Fund's position based on the stock price weakness and our belief that the shares provided a compelling risk/reward profile. Shares of Structural Dynamics Research then recovered sharply in the December quarter, rising 76%, as investors assessed the competition and regained confidence in the earnings outlook.

CHS Electronics, Inc., an international distributor of microcomputers and related products, also exhibited stock price weakness in the third quarter on investors' fears about slowing demand for personal computers and softer sales to Latin American markets. The pullback provided an opportunity to increase the Fund's position at attractive prices, and the shares more than doubled off their October lows. The sharp recovery, combined with the large size of the position, made CHS Electronics a primary contributor to Fund performance in the period.

Significant changes to the Fund's portfolio included increases to positions in real estate investment trusts, healthcare and insurance stocks, and reductions in software, contract manufacturing and computer storage stocks. The Fund's technology holdings appreciated 40% in the December quarter but, through sales of selected stocks, the Fund's overall technology exposure was held at September's quarter-end level at approximately 26% of net assets. Notable deletions included the sale of Storage Technology Corp., a provider of computer tape and disk storage devices. Shares of Storage Technology Corp. reached our price target following news of an agreement to manufacture storage products for Dell Computer Corp.

In Conclusion

The performance gap between small-capitalization and large-capitalization stocks has rarely been wider than in 1998, when the total return of the Russell 2000 Index trailed that of the Standard & Poor's 500 Index by more than 30 percentage points. Despite the underperformance of small-capitalization stocks, we believe that investors should consider rep-

Merrill Lynch Special Value Fund, Inc.                         December 31, 1998

resentation in this asset class. In the past, periods of prolonged small-capitalization underperformance have preceded some of the most powerful rallies. We believe that the disparity between small-capitalization and large-capitalization stock valuations is unsustainable, particularly given the favorable earnings growth prospects for smaller companies. Over the long term, share prices follow earnings, and price/earnings multiples relative to large-capitalization stocks now favor small-capitalization stocks by a wide margin compared to historical averages.

We thank you for your continued investment in Merrill Lynch Special Value Fund, Inc., and we look forward to reviewing our outlook and strategy with you again in our next report to shareholders.

Sincerely,

/s/ Arthur Zeikel

Arthur Zeikel
President

/s/ Daniel V. Szemis

Daniel V. Szemis
Senior Vice President and Portfolio Manager

February 2, 1999

Merrill Lynch Special Value Fund, Inc.                         December 31, 1998

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Average Annual Total Return

                                          % Return Without        % Return With
                                            Sales Charge          Sales Charge**
================================================================================
Class A Shares*
================================================================================
Year Ended 12/31/98                            - 5.58                 -10.53%
--------------------------------------------------------------------------------
Five Years Ended 12/31/98                      +13.22                 +12.01
--------------------------------------------------------------------------------
Ten Years Ended 12/31/98                       +10.86                 +10.27
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                              % Return               % Return
                                             Without CDSC            With CDSC**
================================================================================
Class B Shares*
================================================================================
Year Ended 12/31/98                            - 6.55%                -10.07%
--------------------------------------------------------------------------------
Five Years Ended 12/31/98                      +12.07                 +12.07
--------------------------------------------------------------------------------
Ten Years Ended 12/31/98                       + 9.73                 + 9.73
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                              % Return               % Return
                                             Without CDSC            With CDSC**
================================================================================
Class C Shares*
================================================================================
Year Ended 12/31/98                            - 6.55%                - 7.43%
--------------------------------------------------------------------------------
Inception (10/21/94)
through 12/31/98                               +13.47                 +13.47
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                          % Return Without        % Return With
                                             Sales Charge         Sales Charge**
================================================================================
Class D Shares*
================================================================================
Year Ended 12/31/98                            - 5.79%                -10.74%
--------------------------------------------------------------------------------
Inception (10/21/94)
through 12/31/98                               +14.37                 +12.91
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

Merrill Lynch Special Value Fund, Inc.                         December 31, 1998

PERFORMANCE DATA (concluded)

Results of a $1,000 Investment Since Inception--Class A Shares

(5.25% sales charge--$947.50 net amount invested; assuming reinvestment of all dividends and capital gains distributions)

                                [GRAPHIC OMITTED]

A mountain chart depicting the growth of an investment in the Fund's Class A Shares from $947.50 on May 5, 1978 to $6,371.18 on December 31, 1998.

Recent Performance Results

                                                                                     Ten Years/
                                                       12 Month       3 Month      Since Inception
                                                     Total Return   Total Return    Total Return
==================================================================================================
ML Special Value Fund, Inc. Class A Shares*             -5.58%         +16.36%        +180.47%
--------------------------------------------------------------------------------------------------
ML Special Value Fund, Inc. Class B Shares*             -6.55          +16.04         +153.02
--------------------------------------------------------------------------------------------------
ML Special Value Fund, Inc. Class C Shares*             -6.55          +16.07         + 69.93
--------------------------------------------------------------------------------------------------
ML Special Value Fund, Inc. Class D Shares*             -5.79          +16.28         + 75.64
--------------------------------------------------------------------------------------------------
Russell 2000 Index**                                    -2.55          +16.31      +237.16/+77.36
==================================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's ten-year/since inception periods are Class A & Class B Shares, for the ten years ended 12/31/98 and Class C & Class D Shares, from 10/21/94 to 12/31/98.
** An unmanaged broad-based index comprised of small-capitalization common stocks. Ten years/since inception total returns are for the ten years ended 12/31/98 and from 10/21/94 to 12/31/98, respectively.

Merrill Lynch Special Value Fund, Inc.                         December 31, 1998

SCHEDULE OF INVESTMENTS

             Shares                                                                                Percent of
Sector*       Held                  Stocks                             Cost            Value       Net Assets
-------------------------------------------------------------------------------------------------------------
Auto & Transportation
-------------------------------------------------------------------------------------------------------------
              258,400   Air Express International Corporation     $  4,619,567     $  5,620,200        0.6%
              463,500   Circle International Group, Inc.            11,769,032        9,501,750        1.0
               40,000   EnviroSource, Inc.                             789,125          205,000        0.0
              428,500   Forward Air Corporation                      2,946,760        7,873,687        0.8
               83,000   Gentex Corporation                           1,039,103        1,660,000        0.2
              428,500   Landair Corporation                          1,270,155        3,160,187        0.3
              233,500   Meritor Automotive, Inc.                     5,013,528        4,947,281        0.5
            2,006,100   Miller Industries, Inc.                     14,669,183        9,027,450        1.0
              418,700   Walbro Corporation                           7,901,817        2,669,213        0.3
                                                                  ------------     ------------       ----
                                                                    50,018,270       44,664,768        4.7
-------------------------------------------------------------------------------------------------------------
Consumer Discretionary
-------------------------------------------------------------------------------------------------------------
            1,821,600   APAC TeleServices, Inc.                     14,952,220        6,887,925        0.7
                1,317   Adrien Arpel, Inc. (Preferred)                       0           24,259        0.0
            1,121,700   Au Bon Pain Co., Inc. (Class A)              7,525,064        7,571,475        0.8
              990,400   Boise Cascade Office Products Corp.         15,066,882       13,370,400        1.4
            1,312,800   Caribiner International, Inc.               21,646,944       11,979,300        1.2
            1,262,700   Danka Business Systems PLC (ADR)(a)         10,313,731        5,287,556        0.5
              453,200   Dover Downs Entertainment, Inc.              5,661,752        5,466,725        0.6
              326,600   HA-LO Industries, Inc.                       4,476,002       12,288,325        1.3
            1,545,000   Heilig-Meyers Company                       21,148,381       10,332,187        1.1
              295,400   ITI Technologies, Inc.                       4,273,172        9,157,400        1.0
              381,100   Micro Warehouse, Inc.                        4,189,904       12,885,944        1.3
            1,538,040   Midway Games, Inc.                          23,296,757       16,918,440        1.8
              700,500   Norton McNaughton, Inc.                     10,056,576        1,663,688        0.2
            1,274,800   Paxson Communications Corporation           13,764,438       11,712,225        1.2
              527,700   SITEL Corporation                            4,675,234        1,286,269        0.1
              446,500   Sodak Gaming, Inc.                           5,338,282        3,711,531        0.4
              218,700   Unitog Company                               4,474,394        6,287,625        0.7
              626,000   WMS Industries, Inc.                         1,812,203        4,616,750        0.5
                                                                  ------------     ------------       ----
                                                                   172,671,936      141,448,024       14.8
-------------------------------------------------------------------------------------------------------------
Energy
-------------------------------------------------------------------------------------------------------------
              308,500   Barrett Resources Corporation                8,934,137        7,404,000        0.8
              559,900   Benton Oil & Gas Company                     8,510,720        1,679,700        0.2
              374,500   Forcenergy, Inc.                             8,380,772          983,062        0.1
              351,200   Key Energy Services, Inc.                    5,391,155        1,646,250        0.2
              457,844   Louis Dreyfus Natural Gas Corp.              7,397,649        6,524,277        0.7
            1,704,500   Newpark Resources, Inc.                     17,523,346       11,611,906        1.2
              448,391   Plains Resources, Inc.                       3,268,536        6,195,207        0.6
              243,700   Santa Fe International Corporation           3,056,366        3,564,112        0.4
              243,100   Stone Energy Corporation                     8,028,391        6,989,125        0.7
              512,700   Tom Brown, Inc.                              6,189,069        5,143,022        0.5
                                                                  ------------     ------------       ----
                                                                    76,680,141       51,740,661        5.4
=============================================================================================================

Merrill Lynch Special Value Fund                               December 31, 1998

             Shares                                                                                Percent of
Sector*       Held                  Stocks                             Cost            Value       Net Assets
-------------------------------------------------------------------------------------------------------------
Financial Services
-------------------------------------------------------------------------------------------------------------
               85,050   American National Insurance Company       $  6,785,507     $  7,037,887        0.7%
              252,400   Brandywine Realty Trust                      4,490,093        4,511,650        0.5
              173,200   Camden Property Trust                        4,458,786        4,503,200        0.5
              411,273   Charter One Financial, Inc.                  4,693,693       11,412,826        1.2
              157,500   FelCor Lodging Trust Inc.                    3,451,855        3,632,344        0.4
              283,000   HCC Insurance Holdings, Inc.                 4,939,471        4,987,875        0.5
               93,600   Kimco Realty Corporation                     3,446,154        3,714,750        0.4
              145,000   Meditrust Corporation                        2,182,917        2,193,125        0.2
              118,400   National Data Corporation                    4,228,694        5,764,600        0.6
              355,000   PXRE Corporation                             7,444,686        8,897,188        0.9
              243,000   Peoples Heritage Financial Group, Inc.       4,951,944        4,860,000        0.5
              349,800   Primark Corporation                          8,614,664        9,488,325        1.0
              561,800   Scottish Annuity & Life Holdings, Ltd.       8,320,578        7,724,750        0.8
                                                                  ------------     ------------       ----
                                                                    68,009,042       78,728,520        8.2
-------------------------------------------------------------------------------------------------------------
Healthcare
-------------------------------------------------------------------------------------------------------------
              267,100   COR Therapeutics, Inc.                       2,579,398        3,539,075        0.4
              245,000   DVI, Inc.                                    5,159,211        4,440,625        0.5
              510,900   EndoSonics Corporation                       3,555,519        5,077,069        0.5
              424,000   Genome Therapeutics Corp.                    3,619,214        1,166,000        0.1
               57,400   Gilead Sciences, Inc.                        1,318,584        2,356,987        0.2
              859,500   HCIA, Inc.                                  10,022,061        3,652,875        0.4
              454,600   Magainin Pharmaceuticals, Inc.               4,779,299        1,449,037        0.2
              413,300   Magellan Health Services, Inc.               9,780,009        3,461,388        0.4
            1,877,700   MedPartners, Inc.                           14,781,921        9,857,925        1.0
              538,000   NABI, Inc.                                   3,708,502        1,445,875        0.2
              347,400   NeoRx Corporation                            2,201,611          466,819        0.1
              152,000   Neurogen Corporation                         2,017,552        2,660,000        0.3
              143,300   Pharmacopeia, Inc.                           2,582,582        1,361,350        0.1
              185,300   Ramsay Youth Services, Inc. (b)              1,024,050          301,113        0.0
              300,850   Scios, Inc.                                  1,387,073        3,121,319        0.3
              139,500   Sierra Health Services, Inc.                 2,866,479        2,938,219        0.3
              377,000   VISX, Incorporated                           7,472,185       32,963,938        3.4
                                                                  ------------     ------------       ----
                                                                    78,855,250       80,259,614        8.4
-------------------------------------------------------------------------------------------------------------
Integrated Oils
-------------------------------------------------------------------------------------------------------------
              387,600   Basin Exploration, Inc.                      6,330,123        4,869,225        0.5
=============================================================================================================

Merrill Lynch Special Value Fund                               December 31, 1998

             Shares                                                                                Percent of
Sector*       Held                  Stocks                             Cost            Value       Net Assets
-------------------------------------------------------------------------------------------------------------
Materials & Processing
-------------------------------------------------------------------------------------------------------------
              548,400   ACX Technologies, Inc.                    $ 11,649,080     $  7,266,300        0.7%
              350,700   A.M. Castle & Company                        6,346,542        5,260,500        0.5
              500,000   Apogee Enterprises, Inc.                     5,946,645        5,625,000        0.6
              638,277   BHA Group Holdings, Inc.                     7,083,102        8,856,093        0.9
              476,500   Citation Corporation                         6,435,374        6,015,812        0.6
              705,000   Commonwealth Industries, Inc.               12,360,443        6,609,375        0.7
              218,800   Dan River, Inc. (Class A)                    3,282,000        2,570,900        0.3
              178,300   Giant Cement Holding, Inc.                   1,744,525        4,412,925        0.5
               97,665   Inland Steel Industries, Inc.                2,838,339        1,648,097        0.2
              530,600   Insituform Technologies, Inc. (Class A)      3,672,621        7,693,700        0.8
              392,400   Intermet Corporation                         6,664,378        5,125,725        0.5
              264,700   Novamerican Steel, Inc.                      3,072,685        2,216,863        0.2
              522,000   Paxar Corporation                            7,495,480        4,665,375        0.5
              251,000   Quanex Corporation                           6,352,201        5,663,188        0.6
              205,600   Ryerson Tull, Inc. (Class A)                 2,751,227        2,004,600        0.2
              672,800   Shiloh Industries, Inc.                      9,453,417        8,830,500        0.9
               48,700   Steel Dynamics, Inc.                           563,212          572,225        0.1
              267,000   Wolverine Tube, Inc.                         7,723,847        5,607,000        0.6
              863,610   Zemex Corporation                            7,282,851        5,397,563        0.6
                                                                  ------------     ------------       ----
                                                                   112,717,969       96,041,741       10.0
-------------------------------------------------------------------------------------------------------------
Miscellaneous
-------------------------------------------------------------------------------------------------------------
            1,609,700   Mercer International, Inc.                  21,053,577       10,966,081        1.1
            1,200,850   Metromedia International Group, Inc.        13,686,960        6,529,622        0.7
                                                                  ------------     ------------       ----
                                                                    34,740,537       17,495,703        1.8
-------------------------------------------------------------------------------------------------------------
Producer Durables
-------------------------------------------------------------------------------------------------------------
              171,300   AGCO Corporation                             4,212,749        1,348,987        0.1
              250,000   Allen Telecom Inc.                           3,924,619        1,671,875        0.2
              419,600   Applied Industrial Technologies, Inc.        8,937,144        5,821,950        0.6
              606,200   B.I., Incorporated                           5,500,558        4,432,837        0.5
              788,900   Brown & Sharpe Manufacturing Company
                          (Class A)                                 10,150,092        6,311,200        0.7
              808,800   Comdial Corporation                          4,965,675        7,127,550        0.8
              189,000   DONCASTERS PLC (ADR)(a)                      3,233,968        3,059,438        0.3
              517,800   ESCO Electronics Corporation                 9,048,312        4,692,562        0.5
              107,100   Kennametal, Inc.                             4,825,389        2,275,875        0.2
              210,800   Nu Horizons Electronics Corp.                1,621,264        1,080,350        0.1
              443,600   Oakwood Homes Corporation                    9,257,834        6,737,175        0.7
              179,200   Ryland Group, Inc.                           2,487,185        5,174,400        0.5
              422,400   Stewart & Stevenson Services, Inc.           9,571,351        4,118,400        0.4
              518,750   TALX Corporation                             4,385,624        2,723,438        0.3
              145,130   Toll Brothers, Inc.                          2,798,563        3,274,496        0.3
              107,200   Triumph Group, Inc.                          2,553,040        3,430,400        0.4
                                                                  ------------     ------------       ----
                                                                    87,473,367       63,280,933        6.6
=============================================================================================================

Merrill Lynch Special Value Fund                               December 31, 1998

             Shares                                                                                Percent of
Sector*       Held                  Stocks                             Cost            Value       Net Assets
-------------------------------------------------------------------------------------------------------------
Technology
-------------------------------------------------------------------------------------------------------------
              260,200   Alpha Industries, Inc.                    $  1,679,574     $  9,399,725        1.0%
              558,500   Anixter International, Inc.                  8,824,613       11,344,531        1.2
               68,500   Ardent Software, Inc.                          523,972        1,575,500        0.2
              545,300   Bell Industries, Inc.                        8,013,620        6,202,787        0.6
              268,000   Black Box Corporation                        7,669,811       10,150,500        1.1
              251,837   Boole & Babbage, Inc.                          724,578        7,413,452        0.8
              286,900   Brite Voice Systems, Inc.                    3,196,498        2,223,475        0.2
            1,656,400   CHS Electronics, Inc.                       23,283,335       28,055,275        2.9
              806,150   CP Clare Corporation                         7,312,386        4,131,519        0.4
              142,700   Cylink Corporation                           1,955,715          517,287        0.0
              681,100   DII Group, Inc.                              8,003,637       15,878,144        1.7
            1,164,400   DSP Communications, Inc.                    10,826,751       17,829,875        1.9
            1,168,640   Harbinger Corporation                        9,192,993        9,349,120        1.0
              470,900   Harmonic Lightwaves, Inc.                    6,359,593        8,829,375        0.9
              170,000   Information Resources, Inc.                  2,467,664        1,731,875        0.2
              312,820   The Learning Company, Inc.                   4,721,342        8,113,769        0.8
            1,222,800   Mentor Graphics Corporation1                 2,490,597       10,393,800        1.1
              650,000   Network Equipment Technologies, Inc.         8,691,403        6,703,125        0.7
              758,150   Phoenix Technologies Ltd.                   10,073,879        6,539,044        0.7
              405,100   Planar Systems, Inc.                         4,615,740        2,759,744        0.3
              299,200   Platinum Technology, Inc.                    4,663,761        5,722,200        0.6
              252,200   Rational Software Corporation                3,311,087        6,683,300        0.7
              412,100   Read-Rite Corporation                        3,916,229        6,091,353        0.6
              277,000   Software Spectrum, Inc.                      5,550,546        4,397,375        0.5
              151,717   Sterling Commerce, Inc.                      3,430,396        6,827,265        0.7
            1,579,200   Structural Dynamics Research Corporation    25,253,069       31,386,600        3.3
            1,232,700   Sybase, Inc.                                17,535,228        9,129,684        0.9
              445,200   Telxon Corporation                           4,906,457        6,177,150        0.6
              227,900   TriQuint Semiconductor, Inc.                 4,630,484        4,387,075        0.5
                                                                  ------------     ------------       ----
                                                                   213,824,958      249,943,924       26.1
-------------------------------------------------------------------------------------------------------------
Utilities
-------------------------------------------------------------------------------------------------------------
              569,600   Applied Digital Access, Inc.                 4,238,174        1,495,200        0.2
=============================================================================================================
                        Total Stocks                               905,559,767      829,968,313       86.7
=============================================================================================================

Merrill Lynch Special Value Fund                               December 31, 1998

SCHEDULE OF INVESTMENTS (concluded)

                          Face                                                                                     Percent of
                         Amount                  Issue                                Cost            Value        Net Assets
-----------------------------------------------------------------------------------------------------------------------------
Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------
Commercial Paper**
                      $37,176,000   General Motors Acceptance Corp.,
                                    5.13% due 1/04/1999                         $   37,160,107     $ 37,160,107        3.9%
                       10,000,000   Lexington Parker Capital Company, LLC,
                                    5.50% due 1/05/1999                              9,993,889        9,993,889        1.1
                       15,000,000   Metropolitan Life Insurance Company,
                                    5.35% due 1/22/1999                             14,953,188       14,953,188        1.6
                       10,000,000   Pfizer Inc., 5.20% due 1/11/1999                 9,985,556        9,985,556        1.0
                       10,000,000   Variable Funding Capital Corp.,
                                    5.41% due 1/07/1999                              9,990,983        9,990,983        1.0
                       10,000,000   Xerox Credit Corp, 5% due 1/12/1999              9,984,722        9,984,722        1.0
==============================================================================================================================
Foreign Government     20,000,000   International Bank for Reconstruction and
Obligations**                       Development, 5.05% due 1/08/1999                19,980,361       19,980,361        2.1
==============================================================================================================================
US Government Agency   15,000,000   Federal Home Loan Mortgage Corporation,
Obligations**                       5.10% due 1/08/1999                             14,985,125       14,985,125        1.6
==============================================================================================================================
                                    Total Short-Term Securities                    127,033,931      127,033,931       13.3
==============================================================================================================================
Total Investments                                                               $1,032,593,698      957,002,244      100.0
                                                                                ==============
Liabilities in Excess of Other Assets                                                                  (405,142)       0.0
                                                                                                   ------------      -----
Net Assets                                                                                         $956,597,102      100.0%
                                                                                                   ============      =====
==============================================================================================================================
Net Asset   Class A--Based on net assets of $323,674,863 and 18,491,630 shares outstanding         $      17.50
Value:                                                                                             ============
            Class B--Based on net assets of $473,522,520 and 28,571,186 shares outstanding         $      16.57
                                                                                                   ============
            Class C--Based on net assets of $52,588,909 and 3,205,952 shares outstanding           $      16.40
                                                                                                   ============
            Class D--Based on net assets of $106,810,810 and 6,127,576 shares outstanding          $      17.43
                                                                                                   ============
==============================================================================================================================

(a)   American Depositary Receipts (ADR).
(b)   Formerly Ramsay Health Care, Inc.
* Holdings are classified into the economic sectors found in the Russell 2000 Index.
** Commercial Paper, US Government Agency Obligations, and certain Foreign Government Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund.

Merrill Lynch Special Value Fund, Inc.                         December 31, 1998

PORTFOLIO INFORMATION

As of December 31, 1998

                                                                      Percent of
Top Ten Equity Holdings                                               Net Assets
VISX, Incorporated .................................................     3.4%
Structural Dynamics Research Corporation ...........................     3.3
CHS Electronics, Inc. ..............................................     2.9
DSP Communications, Inc. ...........................................     1.9
Midway Games, Inc. .................................................     1.8
DII Group, Inc. ....................................................     1.7
Boise Cascade Office Products Corp. ................................     1.4
Micro Warehouse, Inc. ..............................................     1.3
HA-LO Industries, Inc ..............................................     1.3
Caribiner International, Inc. ......................................     1.2

Sectors Represented                                                   Percent of
in the Portfolio                                                      Net Assets
Technology .........................................................    26.1%
Consumer Discretionary .............................................    14.8
Materials & Processing .............................................    10.0
Healthcare .........................................................     8.4
Financial Services .................................................     8.2
Producer Durables ..................................................     6.6
Energy .............................................................     5.4
Auto & Transportation ..............................................     4.7
Miscellaneous ......................................................     1.8
Integrated Oils ....................................................     0.5
Utilities ..........................................................     0.2

Stock Portfolio Changes for the Quarter
Ended December 31, 1998

Additions

Peoples Heritage Financial Group, Inc.
Santa Fe International Corporation
Scottish Annuity & Life Holdings, Ltd.
Steel Dynamics, Inc.

Deletions

CUNO, Incorporated
Electronics for Imaging, Inc.
Hadco Corporation
IKOS Systems, Inc.
Scott Technologies, Inc. (Class A)
Storage Technology Corp.

Merrill Lynch Special Value Fund, Inc.                         December 31, 1998

OFFICERS AND DIRECTORS

Arthur Zeikel, President and Director
Donald Cecil, Director
M. Colyer Crum, Director
Edward H. Meyer, Director
Jack B. Sunderland, Director
J. Thomas Touchton, Director
Fred G. Weiss, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Daniel V. Szemis, Senior Vice President and Portfolio Manager
Donald C. Burke, Vice President
Gerald M. Richard, Treasurer
Thomas D. Jones, III, Secretary

Custodian

The Bank of New York
90 Washington Street, 12th Floor
New York, NY 10286

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Special Value Fund, Inc.
Box 9011
Princeton, NJ
08543-9011                                                         #10253--12/98

[RECYCLE LOGO] Printed on post-consumer recycled paper